Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Summary of Valuation Allowance [Table Text Block]
		Additions (Reductions)
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2025	$36,783,772	$6,117,113	$-0-	$-0-	$42,900,885
Year ended December 31, 2024	$29,935,162	$6,848,610	$-0-	$-0-	$36,783,772